Document And Entity Information	5 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002066993
Document Type	N-CSRS
Entity Registrant Name	Origin Real Estate Credit Fund
Document Period End Date	Jun. 30, 2026
Amendment Flag	false